SCHEDULE II - Condensed Financial Information of Registrant - Statements of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net income available to common shareholders	$ 2,132.5	$ 52.6	$ 68.3
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of Fidelis MGU	(1,707.1)	0.0	0.0
Net income attributable to non-controlling interests	0.0	9.7	10.0
Share compensation expense	27.6	10.8	9.8
Deferred tax benefit	(86.5)	(10.4)	(26.4)
Net changes in assets and liabilities:
Amounts due from Fidelis MGU	(176.2)	0.0	0.0
Amounts due to Fidelis MGU	334.0	0.0	0.0
Other assets	34.6	(3.0)	(6.6)
Other liabilities	16.6	23.3	(31.5)
Net cash provided by operating activities	495.2	741.4	345.8
Investing activities
Net cash provided by/(used in) investing activities	(834.9)	215.9	(1,085.5)
Financing activities
Proceeds from issuance of common stock, net of issuance costs	89.4	0.0	318.2
Cumulative dividends on warrants	(34.1)	0.0	0.0
Tax paid on withholding shares	(50.6)	0.0	0.0
Repurchase of common shares	0.0	0.0	(320.9)
Dividends on common shares	0.0	(0.5)	(2.1)
Net cash used in financing activities	(106.9)	(16.2)	(18.2)
Net increase/(decrease) in cash, restricted cash, and cash equivalents	(443.8)	931.9	(762.5)
Cash, restricted cash, and cash equivalents, beginning of year	1,407.9	476.0	1,238.5
Cash, restricted cash, and cash equivalents, end of year	964.1	1,407.9	476.0
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net income available to common shareholders	2,132.5	52.6	68.3
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of Fidelis MGU	(1,707.1)	0.0	0.0
Net income attributable to non-controlling interests	(397.1)	105.7	(25.4)
Share compensation expense	27.6	10.8	9.8
Deferred tax benefit	2.6	(14.2)	(21.3)
Net changes in assets and liabilities:
Amounts due from Fidelis MGU	(0.2)	0.0	0.0
Amounts due to Fidelis MGU	(5.4)	(14.9)	21.3
Other assets	3.0	(4.2)	(0.4)
Other liabilities	12.6	(4.6)	(1.5)
Net cash provided by operating activities	68.5	131.2	50.8
Investing activities
Contributed capital to subsidiaries	(90.0)	0.0	(75.0)
Net cash provided by/(used in) investing activities	(90.0)	0.0	(75.0)
Financing activities
Proceeds from issuance of common stock, net of issuance costs	89.4	0.0	318.2
Non-controlling interest share transactions	(6.1)	(18.2)	0.0
Repurchase of common shares	0.0	0.0	(320.9)
Dividends on common shares	0.0	(0.5)	(2.1)
Net cash used in financing activities	(1.4)	(18.7)	(4.8)
Net increase/(decrease) in cash, restricted cash, and cash equivalents	(22.9)	112.5	(29.0)
Cash, restricted cash, and cash equivalents, beginning of year	127.6	15.1	44.1
Cash, restricted cash, and cash equivalents, end of year	$ 104.7	$ 127.6	$ 15.1